Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED OCTOBER 21, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUSES
AND STATEMENTS OF ADDITIONAL INFORMATION (SAI)
OF EACH FRANKLIN TEMPLETON FUND
LISTED IN SCHEDULE A
Each Fund is adopting changes to its name and certain investment policies as described below. The adoption of these changes does not reflect a change in the investment objective or investment focus of the Funds, or the principal risks of investing in the Funds. More detail about these and related changes to each Fund’s summary prospectus, prospectus and SAI are described below.
1)
Effective January 15, 2027, Templeton World Fund’s name will be changed to “Templeton Global Leaders Fund.” Therefore, all references in the summary prospectus, prospectus and SAI to “Templeton World Fund” will be replaced with “Templeton Global Leaders Fund” on that date.

2)
Effective December 31, 2026, Templeton Growth Fund, Inc.’s name will be changed to “Templeton Global Equity Fund, Inc.” Therefore, all references in the summary prospectus, prospectus and SAI to “Templeton Growth Fund, Inc.” and “Templeton Growth Fund” will be replaced with “Templeton Global Equity Fund, Inc.” on that date.

3)	Effective December 31, 2026, the following is added to the Templeton Growth Fund, Inc.’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:
Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies located anywhere in the world, including developing markets.
4)	Effective January 15, 2027, the following is added to the Templeton World Fund’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:
Under normal market conditions the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets; or (b) the percentage of foreign issuers represented in the MSCI All Country World Index‑NR minus 5%.
5)	Effective December 31, 2026, the following is added to Templeton Growth Fund, Inc.’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:
Under normal market conditions the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets; or (b) the percentage of foreign issuers represented in the MSCI All Country World Index‑NR minus 5%.
SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

TEMPLETON FUNDS

Templeton World Fund	January 1, 2026

TEMPLETON GROWTH FUND, INC.

Templeton Growth Fund, Inc.	January 1, 2026

TEMPLETON GROWTH FUND INC | Templeton Growth Fund, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED OCTOBER 21, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUSES
AND STATEMENTS OF ADDITIONAL INFORMATION (SAI)
OF EACH FRANKLIN TEMPLETON FUND
LISTED IN SCHEDULE A
Each Fund is adopting changes to its name and certain investment policies as described below. The adoption of these changes does not reflect a change in the investment objective or investment focus of the Funds, or the principal risks of investing in the Funds. More detail about these and related changes to each Fund’s summary prospectus, prospectus and SAI are described below.
2)
Effective December 31, 2026, Templeton Growth Fund, Inc.’s name will be changed to “Templeton Global Equity Fund, Inc.” Therefore, all references in the summary prospectus, prospectus and SAI to “Templeton Growth Fund, Inc.” and “Templeton Growth Fund” will be replaced with “Templeton Global Equity Fund, Inc.” on that date.

3)	Effective December 31, 2026, the following is added to the Templeton Growth Fund, Inc.’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:
Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies located anywhere in the world, including developing markets.
5)	Effective December 31, 2026, the following is added to Templeton Growth Fund, Inc.’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:
Under normal market conditions the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets; or (b) the percentage of foreign issuers represented in the MSCI All Country World Index‑NR minus 5%.
SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

TEMPLETON GROWTH FUND, INC.

Templeton Growth Fund, Inc.	January 1, 2026

TEMPLETON FUNDS | Templeton World Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED OCTOBER 21, 2026
TO THE SUMMARY PROSPECTUSES, PROSPECTUSES
AND STATEMENTS OF ADDITIONAL INFORMATION (SAI)
OF EACH FRANKLIN TEMPLETON FUND
LISTED IN SCHEDULE A
Each Fund is adopting changes to its name and certain investment policies as described below. The adoption of these changes does not reflect a change in the investment objective or investment focus of the Funds, or the principal risks of investing in the Funds. More detail about these and related changes to each Fund’s summary prospectus, prospectus and SAI are described below.
1)
Effective January 15, 2027, Templeton World Fund’s name will be changed to “Templeton Global Leaders Fund.” Therefore, all references in the summary prospectus, prospectus and SAI to “Templeton World Fund” will be replaced with “Templeton Global Leaders Fund” on that date.

4)	Effective January 15, 2027, the following is added to the Templeton World Fund’s principal investment strategies in the Fund’s Summary Prospectus and Prospectus:
Under normal market conditions the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets; or (b) the percentage of foreign issuers represented in the MSCI All Country World Index‑NR minus 5%.
SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

TEMPLETON FUNDS

Templeton World Fund	January 1, 2026